Loans (Tables)	6 Months Ended
Sep. 30, 2023
Credit Quality Information of Loans Based on MHFG Group's Internal Rating System
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2023 and September 30, 2023:

	March 31, 2023
	Term loans by origination year						Revolving Loans (3)	Total
	2022	2021	2020	2019	2018	Prior to 2018

	(in billions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	12,277	5,993	5,384	3,994	3,065	3,670	7,517	41,900
Watch obligors excluding special attention obligors	109	46	50	58	59	33	130	485
Nonaccrual loans	153	35	61	134	99	159	339	980
Small and medium-sized companies:
Normal obligors	551	301	285	248	221	571	531	2,708
Watch obligors excluding special attention obligors	45	16	26	16	18	28	20	169
Nonaccrual loans	26	7	16	9	8	27	29	122
Retail (2) :
Housing Loan:
Normal obligors	711	570	476	468	478	4,723	—	7,426
Watch obligors excluding special attention obligors	1	2	1	2	1	35	—	42
Nonaccrual loans	8	2	2	1	1	25	—	39
Others:
Normal obligors	184	87	226	80	64	297	484	1,422
Watch obligors excluding special attention obligors	22	6	21	5	4	5	8	71
Nonaccrual loans	9	4	6	2	4	20	10	55
Sovereign:
Normal obligors	1,217	54	90	91	75	328	1	1,856
Watch obligors excluding special attention obligors	8	2	—	—	—	—	—	10
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	107	17	23	134	155	114	95	645
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	15,428	7,142	6,667	5,242	4,252	10,035	9,164	57,930

Foreign:
Corporate (4) :
Normal obligors	15,317	3,891	2,142	1,954	1,024	1,312	6,731	32,371
Watch obligors excluding special attention obligors	228	101	192	72	43	50	58	744
Nonaccrual loans	31	19	13	18	11	32	11	135
Retail:
Normal obligors	2	1	1	1	1	3	—	9
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	160	188	7	32	5	2	83	477
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	1	—	—	—	1
Banks and other financial institutions:
Normal obligors	1,536	265	169	91	19	4	404	2,488
Watch obligors excluding special attention obligors	8	4	4	5	—	—	—	21
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	17,282	4,469	2,528	2,174	1,103	1,403	7,287	36,246

Total	32,710	11,611	9,195	7,416	5,355	11,438	16,451	94,176

	September 30, 2023
	Term loans by origination year						Revolving Loans (3)	Total
	2023	2022	2021	2020	2019	Prior to 2019

	(in billions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	9,122	6,752	5,450	4,813	3,319	5,964	7,893	43,312
Watch obligors excluding special attention obligors	120	47	38	56	191	72	154	678
Nonaccrual loans	105	51	23	64	137	189	340	910
Small and medium-sized companies:
Normal obligors	275	351	243	216	201	712	493	2,491
Watch obligors excluding special attention obligors	18	22	16	14	17	46	22	155
Nonaccrual loans	4	9	7	14	10	44	28	117
Retail (2) :
Housing Loan:
Normal obligors	341	568	538	452	449	4,925	—	7,272
Watch obligors excluding special attention obligors	—	1	2	2	1	34	—	40
Nonaccrual loans	5	4	2	1	1	26	—	38
Others:
Normal obligors	147	106	77	155	67	327	473	1,352
Watch obligors excluding special attention obligors	17	9	6	14	4	10	8	67
Nonaccrual loans	2	3	4	6	3	25	9	53
Sovereign:
Normal obligors	1,103	250	52	87	76	359	1	1,927
Watch obligors excluding special attention obligors	3	6	1	—	—	—	—	11
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	44	73	16	22	107	124	245	632
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	11,305	8,251	6,475	5,916	4,583	12,856	9,666	59,053

Foreign:
Corporate (4) :
Normal obligors	10,523	7,665	3,338	1,557	1,731	1,928	7,389	34,131
Watch obligors excluding special attention obligors	213	95	68	190	51	75	68	761
Nonaccrual loans	28	31	7	1	11	44	33	155
Retail:
Normal obligors	14	1	1	1	6	3	—	26
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	125	216	156	2	1	1	5	507
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	1	—	1
Banks and other financial institutions:
Normal obligors	1,148	1,100	182	182	59	8	456	3,135
Watch obligors excluding special attention obligors	10	8	4	1	6	—	2	31
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	12,061	9,116	3,755	1,935	1,864	2,061	7,954	38,746

Total	23,366	17,367	10,230	7,852	6,447	14,918	17,620	97,799

Notes:
(1)	Special attention obligors are watch obligors with modified debt or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2023 and the six months ended September 30, 2023.
(4)	Corporate of foreign included ¥184 billion and ¥178 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2023 and September 30, 2023, respectively.

Allowance For Credit Losses Write off On Financing Receivables
The table below presents gross charge-offs recognized for the six months ended September 30, 2023
:

	September 30, 2023
	2023	2022	2021	2020	2019	Prior to 2019	Revolving Loans	Total

	(in billions of yen)
Domestic:
Corporate:

Large companies	2	8	1	—	—	1	1	13
Small and medium-sized companies	—	—	—	—	—	—	1	1
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	—	—	—	—	—	—	1

Total domestic	2	9	1	—	—	2	2	16

Foreign:
Total foreign (Note)	—	—	—	2	—	5	—	7

Total	2	9	1	2	—	7	2	24

Note: The majority of total foreign consist of corporate.

Impaired Loans Information	The table below presents nonaccrual loans information at March 31, 2023 and September 30, 2023:

	March 31, 2023			September 30, 2022
	Amortized cost (1)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized (2)

	(in billions of yen)
Domestic:
Corporate:
Large companies	961	19	980	10
Small and medium-sized companies	103	19	122	1
Retail:
Housing Loan	22	17	39	1
Others	37	18	55	—

Total domestic	1,123	73	1,196	12

Foreign:
Total foreign (3)	132	4	136	1

Total	1,255	77	1,332	13

	September 30, 2023			September 30, 2023
	Amortized cost (1)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized (2)

	(in billions of yen)
Domestic:
Corporate:
Large companies	892	18	910	6
Small and medium-sized companies	103	14	117	1
Retail:
Housing Loan	21	17	38	—
Others	35	18	53	—

Total domestic	1,050	67	1,118	7

Foreign:
Total foreign (3)	146	9	155	4

Total	1,196	76	1,273	11

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted
The MHFG Group grants certain modifications of loans to borrowers experiencing financial difficulty. The following table presents modified loans that were determined to be TDRs during the six months ended September 30,
2022:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs

	(in billions of yen)
September 30, 2022

Domestic:
Corporate:
Large companies	—	140	257
Small and medium-sized companies	—	—	55
Retail:
Housing Loan	—	—	3
Others	—	—	10

Total domestic	—	140	325

Foreign:
Total foreign (2)	—	—	21

Total	—	140	346

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings On Financing Receivables
The following table presents loan modifications to borrowers experiencing financial difficulty by type of modification during the six months ended September 30, 2023:

	Term extension	Interest rate reduction	Term extension and interest rate reduction	Principal forgiveness	Other	Total

	(in billions of yen)
September 30, 2023

Domestic:
Corporate:
Large companies	182	—	1	—	6	189
Small and medium-sized companies	26	—	1	—	—	26
Retail:
Housing Loan	—	—	—	—	—	—
Others	4	—	—	—	—	5

Total domestic	212	—	2	—	6	221

Foreign:
Total foreign (1)	9	1	22	—	1	33

Total	221	1	25	—	6	254

Notes:
(1)	The majority of total foreign consist of corporate.
(2)
The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 7.0 months, and reducing the weighted-average contractual interest rate by 1.2% for the six months ended September 30, 2023.

(3)	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at September 30, 2023.
(4)
The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.

Delinquent Status of Modified Loans to Borrowers Experiencing Financial Difficulty
The following table presents the delinquent status of modified loans to borrowers experiencing financial difficulty, including loans that were modified during the six months ended September 30, 2023:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
September 30, 2023
Domestic:
Corporate:
Large companies	—	—	4	4	186	189
Small and medium-sized companies	—	—	—	—	26	26
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	5	5

Total domestic	—	—	4	4	217	221

Foreign:
Total foreign (Note)	—	—	—	—	33	33

Total	—	—	4	4	250	254

Note:	The majority of total foreign consist of corporate.

Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months	The following table presents payment defaults which occurred during the six months ended September 30, 2022 with respect to the loans modified as TDRs within the previous twelve months:

Recorded investment
September 30, 2022

(in billions of yen)
Domestic:
Corporate:
Large companies	91
Small and medium-sized companies	1
Retail:
Housing Loan	—
Others	1

Total domestic	93

Foreign:
Total foreign	—

Total	93

Age Analysis of Past Due Loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2023 and September 30, 2023:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
March 31, 2023
Domestic:
Corporate:
Large companies	—	3	28	31	43,334	43,365
Small and medium-sized companies	—	—	9	9	2,990	2,999
Retail:
Housing Loan	14	8	13	35	7,472	7,507
Others	4	1	10	15	1,533	1,548
Sovereign	—	—	—	—	1,866	1,866
Banks and other financial institutions	—	—	—	—	645	645

Total domestic	18	12	60	90	57,840	57,930

Foreign:
Total foreign (Note)	—	—	23	23	36,223	36,246

Total	18	12	83	113	94,063	94,176

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)

September 30, 2023
Domestic:
Corporate:
Large companies	—	—	24	24	44,876	44,901
Small and medium-sized companies	1	—	7	9	2,754	2,763
Retail:
Housing Loan	14	7	14	36	7,314	7,349
Others	5	1	10	15	1,456	1,471
Sovereign	—	—	—	—	1,938	1,938
Banks and other financial institutions	—	—	—	—	632	632

Total domestic	20	9	55	84	58,969	59,053

Foreign:
Total foreign (Note)	—	—	20	20	38,726	38,746

Total	20	9	75	104	97,696	97,799

Note: The majority of total foreign consist of corporate.